Fair Value Measurements - Summary of Change in Level 3 Fair Value of Derivative Warrant Liabilities (Details) - USD ($)		3 Months Ended		5 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 21, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value of derivative warrant liabilities		$ 2,949,000	$ (24,000)			$ 17,753,000	$ (78,000)	$ 1,296,000	$ 341,000
ACON S2 Acquisition Corp [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance of derivative warrant liabilities						21,354,400
Change in fair value of derivative warrant liabilities	$ 19,500,000	2,232,690		$ 1,854,400		(1,137,350)
Ending balance of Derivative warrant liabilities		20,217,050		21,354,400	$ 21,354,400	20,217,050		21,354,400
Level 3 [Member] | ACON S2 Acquisition Corp [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance of derivative warrant liabilities						7,729,400
Issuance of Warrants					19,500,000
Change in fair value of derivative warrant liabilities					1,854,400	2,154,320
Transfer of Public Warrants to level 1					(13,625,000)
Ending balance of Derivative warrant liabilities		9,883,720		7,729,400	7,729,400	9,883,720		7,729,400
Level 3 [Member] | Working Capital Loan Related Party [Member] | ACON S2 Acquisition Corp [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance of derivative warrant liabilities						0
Change in fair value of derivative warrant liabilities						0
Ending balance of Derivative warrant liabilities		$ 361,751		0	0	361,751		0
Initial fair value of working capital loan - related party						361,751
Level 3 [Member] | Public Warrants [Member] | ACON S2 Acquisition Corp [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Issuance of Warrants					12,500,000
Change in fair value of derivative warrant liabilities					1,125,000
Transfer of Public Warrants to level 1					(13,625,000)
Level 3 [Member] | Private Placement Warrants [Member] | ACON S2 Acquisition Corp [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance of derivative warrant liabilities						$ 7,729,400
Issuance of Warrants					7,000,000
Change in fair value of derivative warrant liabilities					729,400
Ending balance of Derivative warrant liabilities				$ 7,729,400	$ 7,729,400			$ 7,729,400